Share Price (Details)	Sep. 03, 2024 $ / shares
Class R [Member]
Share Price [Line Items]
Share Price	$ 11.51
Class I [Member]
Share Price [Line Items]
Share Price	10.73
Class RIA [Member]
Share Price [Line Items]
Share Price	$ 10.81